Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Fair Value of Assets and Liabilities [Abstract]
FAIR VALUE OF ASSETS AND LIABILITIES

5. FAIR VALUE OF ASSETS AND LIABILITIES

For a description of the fair value hierarchy and the Group’s fair value methodologies, see “Note 2—Summary of Significant Accounting Policies.”

Financial instruments recorded at fair value

Assets and liabilities are recorded at fair value on a non-recurring basis. Our non-marketable equity securities are investments in privately held companies without readily determinable market values, including equity securities without readily determinable fair value and equity method investments. The carrying value of our non-marketable equity securities is adjuster to fair value upon observable transactions for identical or similar investments of the same issuer or impairment. Non-marketable equity securities that have been remeasured during the period based on observable transactions are classified within level 3 in the fair value hierarchy because we estimate the value based on valuation methods, including market comparable approach, which may include a combination of the observable transaction price at the transaction date and other unobservable inputs including volatility, expected time to exit, risk free rate, and the rights, and obligations of the securities we hold. These inputs significantly vary based on investment type. The fair value of non-marketable equity securities that have been remeasured due to impairment are classified within level 3.

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition:

December 31, 2023	Level 1	Level 2	Level 3	Fair Value
Assets	RMB	RMB	RMB	RMB
Available for sale investment(i)	—	—	35,085	35,085
Investment in marketable securities	375,329	52,637	—	427,966
Total Assets	375,329	52,637	35,085	463,051
December 31, 2024
Assets
Available for sale investment	—	—	62,031	62,031
Investment in marketable securities	759,173	1,186,414	10,440	1,956,027
Total Assets	759,173	1,186,414	72,471	2,018,058

(i)	Available for sale investment please refer to Note 6 for further details.

Financial Instruments Not Recorded at Fair Value

Financial instruments, including cash and cash equivalents, restricted cash, term deposits, accounts receivable, other receivables, loans receivable, held-to-maturity investment, accrued expenses and other liabilities and amounts due from/to related parties are not presented in the above tables. The fair values of these financial instruments, approximate their carrying value reported in the consolidated balance sheets due to the short-term nature of these assets and liabilities.